Organization and Business Description - Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents of the VIEs (Details) - Variable Interest Entity [Member] - USD ($)
	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Total current assets	$ 963,273	$ 662,619
Total assets	5,930,103	2,018,069
Total current liabilities	1,308,319	1,573,490
Total liabilities	5,984,922	2,035,823
Net revenue	6,024,802	1,081,753
Net loss	(20,121)	(187,608)
Net cash provided by (used in) operating activities	319,269	(276,307)
Net cash used in investing activities	(480,812)	(209,688)
Net cash provided by financing activities	$ 282,175	$ 856,591